Note 5 - Trade Receivables - Trade Receivables (Details) - USD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018
Trade receivables	$ 33,350	$ 30,111
Less: Allowance for doubtful accounts	(1,857)	(1,319)
	$ 31,493	$ 28,792